Operating costs by nature (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
summary of detailed information about operating costs by nature explanatory

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000

End-user incentives	24,910	107,360
Employee benefit expenses	40,802	102,703
Promotion and advertising	3,597	10,403
Traveling, entertainment and general office expenses	3,125	8,249
Auditor’s remuneration	—	7,066
VAT surcharges	6,089	6,839
Depreciation of right-of-use assets	3,540	6,697
Rental, facility and utilities	669	4,923
Bandwidth expenses and server custody costs	2,707	4,794
Payment processing cost	1,691	4,108
Online service costs	538	2,434
Professional service fee	203	1,365
Depreciation of property, plant and equipment	—	58
Others	171	645

Total operating costs	88,042	267,644